Fair Value Measurements and Fair Value of Instruments	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements and Fair Value of Instruments

NOTE 3. FAIR VALUE MEASUREMENTS AND FAIR VALUE OF INSTRUMENTS
The following tables display the carrying values and fair values of financial instruments.

		As of December 31, 2021			As of December 31, 2020
Assets on the Consolidated Balance Sheets		Carrying Value	Unrealized Losses	Fair Value	Carrying Value	Unrealized Losses	Fair Value
Cash and cash equivalents	Level 1	$430,841	$—	$430,841	38,618	$—	$38,618
Restricted cash	Level 1	1,763	—	1,763	—	—	—

Total		$432,604	$—	$432,604	$38,618	$—	$38,618

		As of December 31, 2021		As of December 31, 2020
Liabilities on the Consolidated Balance Sheets		Carrying Value(1)	Fair Value	Carrying Value(1)	Fair Value
Term loan	Level 2	$—	$—	$4,820	$4,913
Earnout payment	Level 3	5,230	5,230	—	—

Total liabilities		$5,230	$5,230	$4,820	$4,913

(1)	The carrying values are shown inclusive of discounts and other offsets.
The fair values of the revolving line of credit and term loan, which are classified as Level 2 in the fair value hierarchy, are estimated using a discounted cash flow methodology based on market interest rate data and other market factors available at the end of the period. The input used to develop our fair value measurements as of December 31, 2020 was an effective interest rate of five percent. The Company had no outstanding balances on the revolving line of credit as of December 31, 2021, and December 31, 2020.
Earnout payments related to acquisitions are measured at fair value each reporting period using Level 3 unobservable inputs. The changes in the fair value of the Company’s Level 3 liabilities for the year ended December 31, 2021 are as follows.

December 31, 2021
Balance at beginning of period	$—
Fair value of earnout payment recorded in connection with iQuue acquisition	5,230
Change in fair value of earnout	—

Balance at end of period	$5,230
The fair value of the earnout payment is measured on a recurring basis at each reporting date. The following inputs and assumptions were used in the Monte Carlo simulation model to estimate the fair value of the earnout payment as of December 31, 2021.

December 31, 2021
Discount Rate	3.50%
Volatility	24.80%
See Note 13 for more information regarding the earnout payment.